RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 29, 2019
Presentation of leases for lessee [abstract]
Disclosure of quantitative information about right-of-use assets
The following table reconciles the Company’s operating lease commitments as at December 30, 2018, as previously disclosed in the Company’s annual audited consolidated financial statements, to the lease obligations recognized on initial application of IFRS 16 on December 31, 2018:

Undiscounted operating lease commitments as at December 30, 2018	$113,287
Recognition exemption for short term leases	(6,930)
Termination and renewal options reasonably certain to be exercised, net	(1,888)
Other	(460)
Impact of discounting using the incremental borrowing rate at December 31, 2018	(16,129)
Lease obligations recognized as at December 31, 2018	$87,880
The following table presents the undiscounted future minimum lease payments under non-cancellable leases (including short term leases) as at December 29, 2019:

December 29, 2019

Less than one year	$19,992
One to five years	46,669
More than five years	37,645
$104,306
The following table presents the right-of-use assets for the Company:

2019

Balance, December 30, 2018	$—
Impact of initial adoption of IFRS 16 (note 2(c))	78,119
Additions	10,342
Terminations	(1,627)
Depreciation	(13,295)
Balance, December 29, 2019	$73,539
The following table presents lease obligations recorded in the statement of financial position as at December 29, 2019:

December 29, 2019

Current	$14,518
Non-current	66,982
$81,500